Material Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2024
Material Accounting Judgements and Estimates [Abstract]
MATERIAL ACCOUNTING JUDGEMENTS AND ESTIMATES
3.	MATERIAL ACCOUNTING JUDGEMENTS AND ESTIMATES

Use of Estimates

The preparation of the Group’s Consolidated Financial Statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and their accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amounts of the assets or liabilities affected in the future.

Estimation uncertainty

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are described below.

Fair value of financial liabilities measured at FVTPL

The fair value of the financial liabilities, including convertible redeemable preferred shares, convertible loans, forwards and warrants, are measured at FVTPL and determined using the valuation techniques, including the discounted cash flow method and the back-solve method. Such valuation requires the Group to make estimates of the key assumptions including the risk-free interest rate, discount for lack of marketability (“DLOM”) and volatility, which are subject to uncertainty and might materially differ from the actual results. Further details are included in note 21 to the Consolidated Financial Statements.

Fair value of share-based payment

The fair value of the awarded shares is determined at the grant dates by the binomial option-pricing model. Significant estimates on assumptions, including the underlying equity value, discount rate, expected volatility, and dividend yield, are made by management. Further details are included in note 24 to the Consolidated Financial Statements.

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reporting amounts of assets and liabilities, and disclosure of contingent assets and liabilities, as of the date of the consolidated financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation and accounting for financial liabilities at FVTPL and equity awards.

Impairment of non-financial assets (other than goodwill)

The Group assesses whether there are any indicators of impairment for all non-financial assets (including the right-of-use assets) at the end of each of the Relevant Periods. Other non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value-in-use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash-generating unit and choose a suitable discount rate in order to calculate the present value of those cash flows.

Deferred tax assets

Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies. Further details are contained in note 8 to the Consolidated Financial Statements.

Uncertain tax positions

In assessing any uncertainty over income tax treatments, the Group considers whether it is probable that the relevant tax authority will accept the uncertain tax treatment used, or proposed to be used, by individual group entities in their income tax filings. If an entity concludes it is probable that the taxation authority will accept an uncertain tax treatment, the entity shall determine the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. If it is not probable that the relevant taxation authority will accept an uncertain tax treatment, the effect of each uncertainty is reflected by using either the most likely amount or the expected value, depending on which method the entity expects to better predict the resolution of the uncertainty.

The Group has evaluated the uncertain tax position of each of the companies within the Group as of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

Leases — Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in a lease, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when it needs to be adjusted to reflect the terms and conditions of the lease (for example, when leases are not in the subsidiary’s functional currency). The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).